UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Select Quality Municipal Fund, Inc. (NVN) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Education and Civic Organizations - 12.1% (8.0% of Total Investments)
$500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,	8/10 at 102.00	AAA	$550,655
	University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 - AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,
	University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 - AMBAC Insured	8/10 at 102.00	AAA	1,448,223
610	5.750%, 8/01/25 - AMBAC Insured	8/10 at 102.00	AAA	672,537
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1,	No Opt. Call	AAA	2,983,250
	5.500%, 7/01/40 - AMBAC Insured
1,870	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 1990,	1/06 at 100.00	AAA	1,876,096
	7.200%, 7/01/15 - AMBAC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002,	7/12 at 100.00	AAA	742,698
	5.000%, 7/01/18 - FGIC Insured
4,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998, 5.000%,	7/08 at 101.00	Aaa	4,544,631
	7/01/21 - AMBAC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University, Series 2001-2:
1,350	5.500%, 7/01/18 - AMBAC Insured	7/11 at 100.00	AAA	1,470,339
800	5.500%, 7/01/20 - AMBAC Insured	7/11 at 100.00	AAA	867,784
600	5.500%, 7/01/21 - AMBAC Insured	7/11 at 100.00	AAA	650,838
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%,	7/11 at 100.00	AAA	2,257,600
	7/01/19 - AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	2,169,440
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 - MBIA Insured	7/11 at 101.00	AAA	1,063,470
2,875	5.250%, 7/01/30 - MBIA Insured	7/11 at 101.00	AAA	3,068,315
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	2,287,600
	5.500%, 7/01/18 - FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A:
1,990	0.000%, 7/01/17 - MBIA Insured	7/10 at 101.00	AAA	1,701,032
2,235	0.000%, 7/01/18 - MBIA Insured	7/10 at 101.00	AAA	1,907,081
2,495	0.000%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	2,126,114
1,870	0.000%, 7/01/21 - MBIA Insured	7/10 at 101.00	AAA	1,591,407
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra University,	7/08 at 102.00	AAA	1,050,580
	Series 1998, 5.000%, 7/01/23 - MBIA Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace Mann School,	1/09 at 101.00	AAA	7,454,305
	Series 1998, 5.000%, 7/01/28 - MBIA Insured
1,365	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National Tennis	No Opt. Call	AAA	1,481,325
	Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

42,785	Total Education and Civic Organizations			43,965,320

	Health Care - 19.4% (12.8% of Total Investments)
740	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for	2/15 at 100.00	AAA	772,752
	Special Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore	2/06 at 104.00	AAA	6,243,493
	Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore	8/09 at 101.00	AAA	6,113,509
	Medical Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and	2/08 at 101.00	AAA	3,034,860
	Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	2,780,236
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United	2/08 at 102.00	AAA	6,857,110
	Health Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	6,898,618
	Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 - MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,
	Series 2003-1:
2,500	5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	2,656,175
3,210	5.000%, 7/01/22 - MBIA Insured	7/13 at 100.00	AAA	3,407,543
4,110	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series	8/14 at 100.00	AAA	4,482,407
	2004A, 5.250%, 8/15/15 - FSA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, St. Vincent's Hospital and Medical Center,
	Series 1991:
1,490	7.375%, 8/01/11	2/06 at 100.00	AAA	1,500,758
4,150	7.400%, 8/01/30	2/06 at 100.00	AAA	4,175,606
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	12,786,033
	System Obligated Group, Series 2001A, 5.250%, 7/01/26 - AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	2,147,897
	System Obligated Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,800	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,024,000
3,065	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	3,310,200

66,420	Total Health Care			70,191,197

	Housing/Multifamily - 4.7% (3.1% of Total Investments)
5,445	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	5,750,628
	2005A, 5.000%, 7/01/25 - FGIC Insured
6,368	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-	1/06 at 105.00	AAA	6,698,787
	Through Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
870	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	895,073
3,625	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	3,730,161

16,308	Total Housing/Multifamily			17,074,649

	Long-Term Care - 2.3% (1.4% of Total Investments)
2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series 2000B,	8/09 at 101.00	AAA	2,183,320
	6.000%, 8/01/24 - MBIA Insured
6,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	6,284,700
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured

8,000	Total Long-Term Care			8,468,020

	Tax Obligation/General - 17.1% (11.3% of Total Investments)
	Erie County, New York, General Obligation Bonds, Series 2003A:
1,410	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,541,962
1,500	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,632,480
1,510	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,641,883
1,635	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,775,643
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	818,822
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 - FSA Insured	2/06 at 100.00	AAA	45,111
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
3,995	5.125%, 8/01/25 - MBIA Insured	8/08 at 101.00	AAA	4,175,414
5,440	5.375%, 8/01/27 - MBIA Insured	8/08 at 101.00	AAA	5,724,458
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 - MBIA Insured	4/09 at 101.00	AAA	5,147,200
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 - FGIC Insured	8/10 at 101.00	AAA	3,184,350
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,660	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,797,564
3,070	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	3,336,476
3,250	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	3,463,558
1,650	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	1,753,406
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	5,321,050
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	107,739
100	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	107,739
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General Obligation
	Bonds, Series 1999:
525	5.875%, 6/15/17 - FSA Insured	6/10 at 100.00	Aaa	575,253
525	5.875%, 6/15/18 - FSA Insured	6/10 at 100.00	Aaa	575,253
525	5.875%, 6/15/20 - FSA Insured	6/10 at 100.00	Aaa	575,841
525	5.875%, 6/15/21 - FSA Insured	6/10 at 100.00	Aaa	575,841
525	5.875%, 6/15/22 - FSA Insured	6/10 at 100.00	Aaa	575,841
525	5.875%, 6/15/23 - FSA Insured	6/10 at 100.00	Aaa	575,841
525	5.875%, 6/15/24 - FSA Insured	6/10 at 100.00	Aaa	575,841
525	5.875%, 6/15/26 - FSA Insured	6/10 at 100.00	Aaa	571,772
525	5.875%, 6/15/28 - FSA Insured	6/10 at 100.00	Aaa	571,772
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 - AMBAC Insured	No Opt. Call	AAA	1,177,699
960	6.700%, 2/15/17 - AMBAC Insured	No Opt. Call	AAA	1,191,149
960	6.700%, 2/15/18 - AMBAC Insured	No Opt. Call	AAA	1,202,314
960	6.700%, 2/15/19 - AMBAC Insured	No Opt. Call	AAA	1,216,406
960	6.700%, 2/15/20 - AMBAC Insured	No Opt. Call	AAA	1,227,590
747	6.700%, 2/15/21 - AMBAC Insured	No Opt. Call	AAA	963,966
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 - MBIA Insured	No Opt. Call	AAA	833,505
735	5.250%, 10/01/21 - MBIA Insured	No Opt. Call	AAA	835,548
730	5.250%, 10/01/22 - MBIA Insured	No Opt. Call	AAA	831,441
730	5.250%, 10/01/23 - MBIA Insured	No Opt. Call	AAA	832,602
730	5.250%, 10/01/24 - MBIA Insured	No Opt. Call	AAA	833,361
730	5.250%, 10/01/25 - MBIA Insured	No Opt. Call	AAA	834,813
725	5.250%, 10/01/26 - MBIA Insured	No Opt. Call	AAA	831,343
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 - MBIA Insured	8/15 at 100.00	AAA	2,345,753

56,687	Total Tax Obligation/General			61,905,600

	Tax Obligation/Limited - 44.2% (29.2% of Total Investments)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,
	Series 1996B:
45	5.375%, 2/15/26 - MBIA Insured	2/06 at 102.00	AAA	45,999
80	5.375%, 2/15/26 - FSA Insured	2/06 at 102.00	AAA	81,776
35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/07 at 102.00	AAA	36,659
	Series 1997A, 5.750%, 8/15/22 - MBIA Insured
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program,	7/09 at 101.00	AAA	7,749,896
	Series 1999, 5.750%, 7/01/19 - MBIA Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%,	7/14 at 100.00	AAA	3,839,921
	7/01/20 - FGIC Insured
2,250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	2,358,382
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	1,311,338
	Series 2005D, 5.000%, 2/15/14 - FGIC Insured
2,270	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	2,466,446
	Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D,	10/12 at 100.00	AAA	8,539,663
	5.250%, 10/01/23 - MBIA Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	1,162,387
	5.000%, 3/15/21 - FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School
	District, Series 2003:
1,230	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,362,410
1,225	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,356,871
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	1,918,025
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	8,030,400
	11/15/25 - FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%,	7/12 at 100.00	AAA	5,048,224
	7/01/18 - MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	2,340,640
3,000	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	3,292,320
5,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	5,461,600
2,375	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	2,494,558
4,050	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	4,204,670
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
4,000	5.000%, 11/15/18 - AMBAC Insured	11/18 at 100.00	AAA	4,300,480
1,560	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,618,547
1,560	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,613,258
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,592,460
3,640	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	3,858,873
1,960	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	2,076,365
3,170	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	3,341,497
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B:
2,820	5.250%, 5/01/16 - MBIA Insured	11/11 at 101.00	AAA	3,060,743
1,000	5.250%, 5/01/17 - MBIA Insured	11/11 at 101.00	AAA	1,083,510
7,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C,	8/12 at 100.00	AAA	8,087,325
	5.250%, 8/01/21 - AMBAC Insured
3,060	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	3,315,479
	5.250%, 2/01/22 - MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C,	2/14 at 100.00	AAA	2,119,220
	5.000%, 2/01/19 - XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series	2/13 at 100.00	AAA	3,711,330
	2003D, 5.000%, 2/01/22 - MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,500	5.000%, 11/15/30 - AMBAC Insured	11/15 at 100.00	AAA	2,632,075
5,000	5.000%, 11/15/44 - AMBAC Insured	11/15 at 100.00	AAA	5,173,900
2,000	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds, Riverbank	4/07 at 100.00	AAA	2,044,400
	State Park, Series 1996, 5.125%, 4/01/22 - AMBAC Insured
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,143,525
	4/01/16 - FSA Insured
7,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	8,019,468
	4/01/20 - MBIA Insured
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
875	5.125%, 5/15/19 - AMBAC Insured	5/11 at 100.00	AAA	933,695
920	5.125%, 5/15/20 - AMBAC Insured	5/11 at 100.00	AAA	977,344
965	5.250%, 5/15/21 - AMBAC Insured	5/11 at 100.00	AAA	1,030,958
1,015	5.250%, 5/15/22 - AMBAC Insured	5/11 at 100.00	AAA	1,081,330
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,059,180
	5.000%, 4/01/22 - MBIA Insured
8,455	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	9,787,085
	5.500%, 4/01/20 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	11,964,357
1,000	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	1,075,210
2,500	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,679,750
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E,	No Opt. Call	AAA	4,587,920
	5.500%, 7/01/18 - FSA Insured

148,440	Total Tax Obligation/Limited			160,071,469

	Transportation - 11.9% (7.9% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
6,000	5.500%, 11/15/18 - AMBAC Insured	11/12 at 100.00	AAA	6,613,680
2,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	2,136,460
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
1,335	5.500%, 11/15/21 - MBIA Insured	11/12 at 100.00	AAA	1,464,348
4,575	5.000%, 11/15/25 - MBIA Insured	11/12 at 100.00	AAA	4,816,514
2,760	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	2,897,696
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,650	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	1,741,295
5,600	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	5,896,464
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	2,648,900
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005,	6/15 at 101.00	AAA	1,758,248
	5.000%, 12/01/31 - XLCA Insured
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	7,316,540
	Series 2000, 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding
	Bonds, Series 2002E:
1,570	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	1,823,382
3,800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	4,099,440

40,465	Total Transportation			43,212,967

	U.S. Guaranteed (4) - 21.8% (14.5% of Total Investments)
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/06 at 102.00	AAA	51,124
	Series 1996B, 5.375%, 2/15/26 (Pre-refunded 2/15/06) - MBIA Insured
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/07 at 102.00	AAA	73,289
	Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured
1,015	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002,	7/12 at 100.00	AAA	1,099,489
	5.000%, 7/01/18 (Pre-refunded 7/01/12) - FGIC Insured
2,095	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/11 at 100.00	AAA	2,305,820
	Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) - FGIC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AAA	1,631,115
	5.000%, 3/15/32 (Pre-refunded 3/15/13) - FGIC Insured
5,795	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	5/12 at 101.00	AAA	6,316,724
	Series 2002A, 5.000%, 5/15/18 (Pre-refunded 5/15/12) - FGIC Insured
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities,	4/06 at 109.85	Baa1(4)	699,617
	Series 1991A, 9.500%, 4/15/14
	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 (Pre-refunded 10/01/09) - FGIC Insured	10/09 at 101.00	AAA	758,926
700	5.250%, 10/01/19 (Pre-refunded 10/01/09) - FGIC Insured	10/09 at 101.00	AAA	752,808
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,120,760
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,120,760
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1998A, 5.250%,	7/11 at 100.00	AAA	5,109,146
	7/01/28 (Pre-refunded 7/01/11) - FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28	10/15 at 100.00	AAA	11,853,710
	(Pre-refunded 10/01/15) - FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured	10/14 at 100.00	AAA	4,377,720
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured	10/14 at 100.00	AAA	3,556,898
2,330	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B, 4.750%,	3/08 at 101.00	Aaa	2,424,878
	3/01/18 (Pre-refunded 3/01/08) - FGIC Insured
10,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	11,335,170
	Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 1998A:
10	5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured	8/07 at 101.00	AAA	10,370
50	5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured	8/07 at 101.00	AAA	51,851
1,075	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	7/19 at 100.00	AAA	1,163,602
	Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/19) - AMBAC Insured
155	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25	8/08 at 101.00	AAA	163,516
	(Pre-refunded 8/01/08) - MBIA Insured
2,375	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	2,620,670
	5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured
2,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	2,182,600
	5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/19	4/12 at 100.00	AAA	5,474,050
	(Pre-refunded 4/01/12) - FSA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
1,835	5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	2,021,748
2,100	5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	2,313,717
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional Facilities,
	Series 2000C:
6,000	5.125%, 1/01/23 (Pre-refunded 1/01/11) - FSA Insured	1/11 at 100.00	AAA	6,459,600
2,000	5.250%, 1/01/30 (Pre-refunded 1/01/11) - FSA Insured	1/11 at 100.00	AAA	2,164,600

72,805	Total U.S. Guaranteed			79,214,278

	Utilities - 10.8% (7.2% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
8,300	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	8,698,234
4,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	4,192,960
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 - FSA Insured	No Opt. Call	AAA	1,791,080
4,000	0.000%, 6/01/25 - FSA Insured	No Opt. Call	AAA	1,704,880
15,000	0.000%, 6/01/26 - FSA Insured	No Opt. Call	AAA	6,076,050
3,000	0.000%, 6/01/27 - FSA Insured	No Opt. Call	AAA	1,157,970
4,500	0.000%, 6/01/28 - FSA Insured	No Opt. Call	AAA	1,654,200
3,000	0.000%, 6/01/29 - FSA Insured	No Opt. Call	AAA	1,049,820
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
3,000	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	3,109,830
3,125	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	3,337,563
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester	9/08 at 102.00	AAA	6,433,500
	Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured (Alternative Minimum Tax)

57,925	Total Utilities			39,206,087

	Water and Sewer - 6.3% (4.2% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2000B:
1,245	6.100%, 6/15/31 - MBIA Insured	6/10 at 101.00	AAA	1,381,116
1,225	6.000%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	1,353,931
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	5,314,500
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	6,255,664
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -	6/15 at 100.00	AAA	7,478,572
	MBIA Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	Aaa	1,057,778
	Series 2000, 0.000%, 4/01/23 - AMBAC Insured

22,720	Total Water and Sewer			22,841,561

$532,555	Total Long-Term Investments (cost $513,266,235) - 150.6%			546,151,148

	Short-Term Investments - 0.6% (0.4% of Total Investments)
1,000	Long Island Power Authority, New York, Electric System Subordinated General Revenue Bonds, Variable	No Opt. Call	VMIG-1	1,000,000
	Rate Demand Obligations, Series 1998-1B, 3.700%, 5/01/33 (5)
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	No Opt. Call	VMIG-1	1,000,000
	Variable Rate Demand Obligations, Fiscal Series 1994G, 3.650%, 6/15/24 - FGIC Insured (5)

$2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000

	Total Investments (cost $515,266,235) - 151.2%			548,151,148

	Other Assets Less Liabilities - 2.0%			7,477,864

	Preferred Shares, at Liquidation Value - (53.2)%			(193,000,000)

	Net Assets Applicable to Common Shares - 100%			$362,629,012

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $515,126,946.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$33,443,462
Depreciation	(419,260)

Net unrealized appreciation (depreciation) of investments	$33,024,202

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.